Note 11 - Other Receivables, Net - Schedule of Other Receivables (Details) - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Statement Line Items [Line Items]
Other receivables (1)	[1]	$ 912,471	$ 954,548
Less: Allowance for ECLs / uncollectable accounts		(521,852)	(521,852)
Other receivables		$ 390,619	$ 432,696

[1]	Others primarily includes interest receivable on deposits.